Lease Liability	12 Months Ended
Dec. 31, 2025
Lease Liability
Lease Liability

8. Lease Liability

As of December 31, 2025, and December 31, 2024, The Company’s undiscounted lease obligations consisted of the following:

	December 31,	December 31,
	2025	2024
Gross lease obligation – minimum lease payments
1 year	$86,575	$200,755
2- 3 years	9,250	64,375
4-5 years	-	-

Future interest expense on lease obligations	(4,343)	(13,480)
Total lease liability	91,482	251,650

Current lease liability	82,569	189,368
Non-current lease liability	8,913	62,282
Total lease liability	$91,482	$251,650

Interest expense for the year ended December 31, 2025, was $29,242 (year ended December 31, 2024, $50,560).